Revenue	12 Months Ended
Aug. 31, 2024
Revenue [Abstract]
REVENUE
12.	REVENUE

Continuing operations

The Group provides international education program oversea. Overseas business includes arts programs, language programs and university foundation programs. The Group’s revenue includes tuition income from education programs, meal income, boarding income, commission income, study-abroad consulting service income, camp service and other education services related revenue. Revenue for the years ended August 31, 2022, 2023 and 2024 were primarily generated in the PRC, Hong Kong, Canada, the UK and US. Please refer to Note 19 for disaggregation of revenue by geographical areas. The Group recognized majority of its revenue over time and have insignificant amount of revenue recognized at a point in time.

(a) Disaggregation of revenue

	For the year ended August 31,
	2022	2023	2024
	RMB	RMB	RMB
Tuition income from education programs	380,067	453,550	515,426
Tuition income from complementary training courses	139,459	145,976	133,662
Meal income from education service	358,643	352,353	356,411
Boarding income from education service	145,077	290,812	253,973
Commission income	148,154	200,169	274,314
Consulting service income	54,996	76,219	61,318
Operation service income	59,702	41,824	28,317
Camp service income	12,020	39,311	9,868
Other revenues	144,028	176,399	124,580
Less: sales tax	(2,855)	(4,486)	(2,663)
Total	1,439,291	1,772,127	1,755,206

(b) Contract balances

	As of August 31,
	2023	2024
	RMB	RMB
Accounts receivable, net of allowance	13,800	18,793
Contract liabilities - Current	428,617	445,715
Non-current contract liabilities	971	866
Refund liabilities	10,129	9,872

Contract liabilities principally relate to customer advances received prior to performance of services. Substantially all contract liabilities at the beginning of the year ended August 31, 2024 were recognized as revenue during the year ended August 31, 2024 and substantial all contract liabilities as of August 31, 2024 are expected to be realized in the following year.

Refund liabilities mainly related to the estimated refunds that are expected to be provided to students if they decide they no longer want to take the course. Refund liabilities estimates are based on historical refund ratio on a portfolio basis using the expected value method.